S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 21, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

Set forth below is a summary of the price paid and the amount of compensation and securities received or to be received by the Sponsor in connection with the Business Combination and related transactions:

	Securities to be Received	Other Compensation
Sponsor

1,150,000 shares of ZincFive Common Stock, to be issued upon a one-for-one conversion of all of the SPKL Class A Ordinary Shares and SPKL Class B Ordinary Shares held by the Sponsor, which reflects the forfeiture of (i) 3,500,000 shares to be issued to the Lead Purchaser and (ii) 922,078 shares to be issued to the First Tranche Bridge Investors, each pursuant to the Sponsor Agreement. The Founder Shares were initially acquired by the Sponsor for a total subscription price of $25,000.(1)

4,245,268 ZincFive Warrants, to be issued upon a one-for-one conversion of all of the Private Placement Warrants held by the Sponsor, which reflects the forfeiture of (i) 2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (ii) 1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement. The Private Placement Warrants were initially acquired by the Sponsor with the closing of the IPO at a price of a $1.00 per Private Placement Warrant, for a total purchase price of $8,490,535.(2)

750,000 ZincFive Warrants to be issued upon a one-for-one conversion of all of the Working Capital Warrants to be held by Sponsor, assuming full conversion of $1,500,000 of the unpaid principal balance of the Convertible Note into Working Capital Warrants at a price of $1.00 per warrant at the Closing, which reflects the forfeiture of 50% of such warrants to be reserved for issuance as stock options under the 2026 Plan pursuant to the Sponsor Agreement.(3)

The Sponsor has advanced approximately $         million to SPKL under the Non-Convertible Note, which includes an aggregate of $         in Contributions deposited into the Trust Account as of         , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, all of which will be repaid in cash.

The Sponsor has advanced approximately $million to SPKL under the Convertible Note, as of          , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, of which $         will be repaid in cash.(3)

$               in reimbursement of out-of-pocket expenses incurred by the Sponsor in connection with identifying, investigating and completing an initial business combination, as of            , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. In no event will the Sponsor be paid any finder’s fee, consulting fee or other compensation prior to, or for any services rendered to effectuate, the completion of the Business Combination, other than such reimbursement.

(1)

On December 8, 2021, the Sponsor acquired 6,870,130 Founder Shares for a total of $25,000. Up to 448,052 of such shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriter’s over-allotment option was exercised and pursuant to the Letter Agreement, up to 3,435,065 of such shares were subject to forfeiture if the Forward Purchaser exercises its right to terminate or reduce its commitment to purchase forward purchase securities pursuant to the Forward Purchase Agreement or in the event of SPKL’s liquidation and subsequent dissolution. On October 10, 2023, at the request of SPKL, Cantor informed SPKL that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Founder Shares, and such forfeited shares were cancelled by SPKL prior to the consummation of the IPO. Additionally, pursuant to the Sponsor Agreement, the Letter Agreement was amended to provide that the Sponsor will not be obligated to surrender any Founder Shares (or any SPKL Class A Ordinary Share issued upon conversion thereof) as a result of the Forward Purchaser not fulfilling its commitment under the Forward Purchase Agreement. Accordingly, no forfeiture of Founder Shares as contemplated under the Letter Agreement will occur in connection with the Business Combination regardless of whether the Forward Purchaser fulfills its commitment. On April 1, 2022, the Sponsor sold and transferred 850,000 Founder Shares to certain of SPKL’s officers and directors, at a purchase price equal to the par value per share. On July 8, 2025, in connection with the First Extension Meeting, the Sponsor converted 4,000,000 SPKL Class B Ordinary Shares into 4,000,000 SPKL Class A Ordinary Shares on a one-for-one basis, resulting in 1,572,078 SPKL Class B Ordinary Shares and 4,000,000 SPKL Class A Ordinary Shares held by the Sponsor as of the date of this proxy statement/prospectus. Upon the Domestication, the Sponsor is expected to receive 1,150,000 shares of ZincFive Common Stock, with an implied aggregate market value of $         million (based upon the closing price of $         per SPKL Class A Ordinary Share on the OTC Market on         , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (i) 3,500,000 shares of ZincFive Common Stock to be issued to the Lead Purchaser as a condition to the Lead Purchaser’s participation in the Series A Preferred Investment and (ii) 922,078 shares of ZincFive Common Stock to be issued to the First Tranche Bridge Investors, each pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.”

(2)

Upon the Domestication, the Sponsor is expected to receive 4,245,268 ZincFive Warrants, with an implied aggregate market value of $          million (based upon the closing price of $         per Public Warrant on the OTC Market on         , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus), which reflects the forfeiture of (i) 2,786,867 ZincFive Warrants to be reserved for issuance as stock options under the 2026 Plan and (ii) 1,458,400 ZincFive Warrants to be issued to certain of the Bridge Investors, each pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.”

(3)

Up to $1,500,000 of the amount borrowed under the Convertible Note will, in the Sponsor’s discretion, either be repaid upon the Closing or converted into Working Capital Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants and convert into ZincFive Warrants upon the Closing, and subject to the forfeiture of 50% of such warrants to be reserved for issuance as stock options under the 2026 Plan pursuant to the Sponsor Agreement as described in the section entitled “The Business Combination Proposal — Certain Agreements Related to the Business Combination — Sponsor Agreement.” To the extent that the Sponsor elects to receive the repayment of such outstanding amounts in Working Capital Warrants, to be converted on a one-for-one basis into ZincFive Warrants at Closing, and subsequently exercises such warrants to acquire ZincFive Common Stock, the resulting issuances of ZincFive Common Stock may result in material dilution of the non-redeeming shareholders of SPKL who become stockholders of ZincFive.

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]

In connection with the IPO, the Sponsor and SPKL’s directors and executive officers agreed to vote their SPKL Ordinary Shares in favor of the Business Combination Proposal (as defined elsewhere in this proxy statement/prospectus). Further, concurrently with the execution of the Merger Agreement, the Sponsor entered into the Sponsor Agreement. Pursuant to the terms and conditions of the Sponsor Agreement, the Sponsor agreed to, among other things, vote its SPKL Ordinary Shares in favor of each Shareholder Proposal (as defined elsewhere in this proxy statement/prospectus) being presented at the Extraordinary General Meeting (as defined elsewhere in this proxy statement/prospectus). As of            , 2026 (the “Record Date”), the Sponsor owns approximately              % of the total outstanding SPKL Ordinary Shares. When you consider the recommendation of these proposals by the board of directors of SPKL (the “SPKL Board”), you should keep in mind that the Sponsor and certain of SPKL’s directors and officers have interests in the Business Combination that may be different from, or in addition to, your interests as a shareholder, and there may be actual or potential material conflicts of interest between or among (i) the Sponsor, SPKL, SPKL’s officers and directors, and Legacy ZincFive’s officers and directors and (ii) unaffiliated security holders of SPKL. Such conflicts of interest may include a material conflict of interest arising in determining whether to proceed with the Business Combination and the compensation of the Sponsor in connection with the Business Combination. For instance, the Sponsor and certain of SPKL’s officers and directors will benefit from the completion of an initial business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to shareholders rather than liquidating the Trust Account. Legacy ZincFive’s directors and executive officers have interests in the Business Combination that are different from, or in addition to, those of the SPKL shareholders generally. See the sections of this proxy statement/prospectus entitled “The Business Combination Proposal — Certain Interests of SPKL’s Directors and Officers and Others in the Business Combination” and “The Business Combination Proposal — Certain Interests of Legacy ZincFive’s Directors and Officers in the Business Combination” for a further discussion of these considerations.

SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

					After the Business Combination
	Before the Business Combination				No Redemption			Maximum Redemption
	Number of		Number of		Number of			Number of
	SPKL		SPKL		Shares of			Shares of
	Class A		Class B		ZincFive			ZincFive
	Ordinary	% of	Ordinary	% of	Common	% of		Common	% of
Name and Address of Beneficial Owner	Shares	Class	Shares	Class	Stock	Class		Stock	Class
Directors and Executive Officers of SPKL Before the Business Combination(1)
James Rhee	—	—	250,000%				%			%
Ho Min (Jimmy) Kim	—	—	—	—			%			%
Kurtis Jang	—	—	100,000%				%			%
Cuong Viet Do	—	—	100,000%				%			%
Shin-Bae Kim	—	—	100,000%				%			%
Willy Lan	—	—	100,000%				%			%
Tony Ling	—	—	100,000%				%			%
Catherine Mohr	—	—	100,000%				%			%
All Directors and Executive Officers as a Group (eight individuals)	—	—	850,000%				%			%
Directors and Executive Officers of ZincFive After the Business Combination(6)
Tod Higinbotham	—	—	—	—			%			%
Martin Heimbigner	—	—	—	—			%			%
Mathew C. Segal	—	—	—	—			%			%
Steven C. Jennings	—	—	—	—			%			%
Jerry Allison	—	—	—	—			%			%
Tim Hysell	—	—	—	—			%			%
Steven Berkenfeld	—	—	—	—			%			%
Daniel Doimo	—	—	—	—			%			%
Rick Fezell	—	—	—	—			%			%
Other Five Percent Holders
SLG SPAC Fund LLC (the Sponsor)(2)	4,000,000%		1,572,078%				%			%
HGC Investment Management Inc.(3)	950,000%		—	—			%			%
Entities affiliated with AQR Capital Management(4)	633,999%		—	—			%			%
Mizuho Financial Group, Inc.(5)	436,195						%			%
*	Less than one percent.
(1)	Unless otherwise indicated, the business address of each of SPKL’s directors and officers is c/o Spark I Acquisition Corporation, 3790 El Camino Real, Unit #570, Palo Alto, CA 94306.
(2)

SLG SPAC Fund LLC, the Sponsor, is the record holder of such shares. The sole managing member of the Sponsor is SparkLabs Group Management, of which Bernard Moon is a managing member and may be deemed the beneficial owner of such shares. The business address of the Sponsor is c/o Spark I Acquisition Corporation, 3790 El Camino Real, Unit #570, Palo Alto, CA 94306.

(3)

Based on information provided by HGC Investment Management Inc. (“HCG Management”), a company incorporated under the laws of Canada, which serves as the investment manager to The HGC Fund LP, an Ontario limited partnership (together with HCG Management, “HCG”), on a Schedule 13G filed with the SEC on February 14, 2024. As of December 31, 2023, HCG reported an aggregate beneficial ownership of 950,000 SPKL Class A Ordinary Shares with sole voting and dispositive power over 950,000 SPKL Class A Ordinary Shares. The principal business address for HCG Management is 1073 Yonge Street, 2nd Floor, Toronto, Ontario M4W 2L2, Canada.

(4)

Based on information provided by AQR Capital Management, LLC, AQR Capital Management Holdings, LLC and AQR Arbitrage, LLC (collectively, “AQR”) on a Schedule 13G filed with the SEC on August 6, 2025. As of July 31, 2025. AQR reported an aggregate beneficial ownership of 633,999 SPKL Class A Ordinary Shares with shared voting and dispositive power over 633,999 SPKL Class A Ordinary Shares. The principal business address for each of these entities is One Greenwich Plaza, Suite 140, Greenwich, Connecticut 06830. AQR Capital Management, LLC is a wholly owned subsidiary of AQR Capital Management Holdings, LLC. AQR Arbitrage, LLC is deemed to be controlled by AQR Capital Management, LLC.

(5)

Based on information provided by Mizuho Financial Group, Inc. (“Mizuho”) on Schedule 13G filed with the SEC on February 12, 2026. As of December 31, 2025, Mizuho reported aggregate beneficial ownership of 436,195 SPKL Class A Ordinary Shares with sole voting and dispositive power over 436,195 SPKL Class A Ordinary Shares. The principal business address of Mizuho is 1-5-5, Otemachi, Chiyoda-ku, Tokyo, 100-8176, Japan.

(6)	Unless otherwise indicated, the business address of each of ZincFive’s directors and officers is c/o ZincFive, Inc. 20050 SW 112th Ave, Tualatin, OR 97062.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

The Sponsor, officers and directors have agreed to, among other things, vote in favor of the Business Combination and waive their redemption rights in connection with the Closing with respect to any SPKL Ordinary Shares held by them. As of the Record Date, the Sponsor owns          % of the issued and outstanding SPKL Ordinary Shares.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to the Proposed Bylaws, the Sponsor Agreement and the Letter Agreement, the Sponsor is and will be restricted in its ability to transfer, assign, or sell its securities, as summarized in the table below:

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Shares of ZincFive Common Stock to be held by the Sponsor following conversion of Founder Shares at Closing	One year from Closing	Sponsor	Certain customary permitted transfers, including transfers to certain affiliates, members, partners, family members, or for estate planning purposes.

Additionally, the transfer restrictions will expire if, after 180 days from Closing, the VWAP of ZincFive Common Stock equals or exceeds $12.00 per share (as such amount may be adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for 20 of 30 consecutive trading days commencing 180 days after the date the Resale Registration Statement initially becomes effective

The ZincFive Board may also determine to waive, amend, or repeal the transfer restrictions in its sole discretion.

ZincFive Warrants (and any ZincFive Common Stock underlying such warrants) to be held by the Sponsor following conversion of Private Placement Warrants and Working Capital Warrants at Closing	30 days after Closing	Sponsor	Certain customary permitted transfers, including transfers to certain affiliates, members, partners, family members, or for estate planning purposes.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
James Rhee	SparkLabs Group(1)	Startup accelerator and venture capital	Partner

Kurtis Jang	SparkLabs Group(1)	Startup accelerator and venture capital	Partner

	AIG Insurance Korea	Insurance	Director
Ho Min (Jimmy) Kim	SparkLabs Group(1)	Startup accelerator and venture capital	Partner, CEO SparkLabs Korea Director
	Dong Yang Namasan Enterprise	Engineering	Director
Cuong Viet Do	BioVie	Biotechnology	President, CEO and Director
	MSP Therapeutics	Biotechnology	Director
	Seneca Therapeutics	Biotechnology	Director
	Curve OS	Fintech	Director
Willy Lan	Cambium Grove Capital(1)	Asset management	Partner
	Magnolia Grove Unlimited	Asset management	Director
Tony Ling	SparkLabs Taipei(1)	Startup accelerator	Venture Partner
Catherine Mohr	Intuitive Surgical, Inc.	Surgical robotics	Vice President, Strategy
	Intuitive Foundation	Nonprofit organization	President
	Carta Healthcare	Healthcare technology	Director
	Aroa Biosurgery	Medical devices	Director
	Avisi Technologies	Medical technology	Director
(1)	Includes certain of its funds, other affiliates and portfolio companies.